Form N-1A Cover	Sep. 15, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Investment Managers Series Trust II
Entity Central Index Key	0001587982
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 15, 2026
Prospectus Date	Sep. 15, 2026